Segmented Information (Tables)	6 Months Ended
Jul. 31, 2023
Segmented Information.
Schedule of disaggregated revenue information by geographic location of customer and revenue

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022
Revenues
United States	96,822	78,569	187,338	147,633
Europe, Middle-East and Africa	33,652	30,746	67,307	65,377
Canada	8,337	9,171	16,624	17,457
Asia Pacific	4,582	4,525	8,738	8,939
	143,393	123,011	280,007	239,406

Schedule of segment reporting information, by segment

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022
Revenues
Services	130,744	109,372	254,854	212,205
Professional services and other	11,282	10,359	22,826	21,607
License	1,367	3,280	2,327	5,594
	143,393	123,011	280,007	239,406

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	July 31,	January 31,
	2023	2023
Total long-lived assets
United States	196,277	138,007
Europe, Middle-East and Africa	30,480	32,921
Canada	56,064	63,414
Asia Pacific	11,808	6,900
	294,629	241,242